Liquidity, Financial Condition and Management's Plans - Additional Information (Detail) - USD ($)				3 Months Ended		12 Months Ended
	Mar. 06, 2015	Mar. 05, 2015	Nov. 18, 2014	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Liquidity And Managements Plans [Line Items]
Accumulated deficit				$ (81,989,000)		$ (70,338,126)	$ (57,100,511)
Non-cash charges relating to the fair value of derivative liabilities				(9,200,000)
Stock based compensation				401,000	$ 11,000	345,435	38,417
Working capital				9,000,000
Net cash used in operating activities				(1,809,000)	(509,000)	(4,484,362)	(885,218)
Net loss				(11,651,000)	$ (834,000)	(13,237,616)	$ (3,707,243)
Net proceeds after deducting underwriting discounts and commissions and IPO related expenses						$ 10,727,475
Proceeds from exercise of stock options				12,000
Private Placement Series B Warrants [Member]
Liquidity And Managements Plans [Line Items]
Proceed from Exercise of warrants to purchase of common stock		$ 3,800,000		3,832,000
Series A Warrant Liability [Member]
Liquidity And Managements Plans [Line Items]
Proceed from Exercise of warrants to purchase of common stock	$ 200,000			$ 156,000
IPO [Member]
Liquidity And Managements Plans [Line Items]
Net proceeds after deducting underwriting discounts and commissions and IPO related expenses			$ 8,000,000
IPO [Member] | Units [Member]
Liquidity And Managements Plans [Line Items]
Description of units issued				1,650,000 units, each of which consisted of one share of common stock, one Series A Warrant and one Series B Warrant.		1,650,000 units (each unit consisting of one share of common stock, one Series A warrant and one Series B warrant)
Number of shares issued			1,650,000			1,650,000
Offering price per unit			$ 6.50
Net proceeds after deducting underwriting discounts and commissions and IPO related expenses			$ 8,000,000			$ 10,708,500